Oil and Gas Properties - Schedule of PPE Activity, Oil and Gas (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Oil and gas assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	CAD 4,152,169	CAD 4,674,175
Capital expenditures	319,148	220,067
Property acquisitions	136,007	54
Transferred from exploration and evaluation assets	20,198	85,069
Transferred from other assets	5,124
Change in asset retirement obligations	42,808	35,714
Divestitures	(55,981)	(16,915)
Impairment		(256,559)
Foreign currency translation	(181,082)	(85,658)
Depletion	(480,082)	(503,778)
Balance, end of year	3,958,309	4,152,169
Oil and gas assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	7,764,037	7,584,281
Capital expenditures	319,148	220,067
Property acquisitions	136,007	54
Transferred from exploration and evaluation assets	20,198	85,069
Transferred from other assets	5,124
Change in asset retirement obligations	42,808	35,714
Divestitures	(105,272)	(59,874)
Impairment		0
Foreign currency translation	(249,723)	(101,274)
Depletion	0	0
Balance, end of year	7,932,327	7,764,037
Oil and gas assets | Accumulated depletion
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(3,611,868)	(2,910,106)
Capital expenditures	0	0
Property acquisitions	0	0
Transferred from exploration and evaluation assets	0	0
Transferred from other assets	0
Change in asset retirement obligations	0	0
Divestitures	49,291	42,959
Impairment		(256,559)
Foreign currency translation	68,641	15,616
Depletion	(480,082)	(503,778)
Balance, end of year	(3,974,018)	CAD (3,611,868)
Heavy oil properties
Reconciliation of changes in property, plant and equipment [abstract]
Property acquisitions	CAD 53,500